FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03479
                                    ---------

              FRANKLIN NEW YORK TAX-FREE INCOME FUND
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/06
                           -------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS

AUGUST 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   17

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2006 (UNAUDITED)

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                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%
MUNICIPAL BONDS 98.6%
NEW YORK 97.8%
Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%,
 10/01/12 ........................................................................................    $  5,250,000    $    5,311,477
Albany IDA Civic Facility Revenue,
  Albany Medical Center Project, 6.00%, 5/01/19 ..................................................       1,270,000         1,301,737
  Albany Medical Center Project, 6.00%, 5/01/29 ..................................................       1,460,000         1,493,215
  St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 .....................................       2,750,000         2,945,553
Albany Parking Authority Revenue, Refunding, Series A, 5.625%,
  7/15/20 ........................................................................................       1,250,000         1,338,263
  7/15/25 ........................................................................................       1,000,000         1,073,340
Amherst IDA Civic Facility Revenue, University of Buffalo Foundation
  Faculty-Student Housing Corp.,
   Series A, AMBAC Insured, 5.125%, 8/01/20 ......................................................       1,410,000         1,514,932
   Series A, AMBAC Insured, 5.25%, 8/01/31 .......................................................       5,055,000         5,409,810
   Series B, AMBAC Insured, 5.625%, 8/01/20 ......................................................       1,690,000         1,828,090
   Series B, AMBAC Insured, 5.75%, 8/01/25 .......................................................       3,050,000         3,311,751
   Series B, AMBAC Insured, 5.75%, 8/01/30 .......................................................       3,440,000         3,728,685
   Series B, AMBAC Insured, 5.25%, 8/01/31 .......................................................       1,000,000         1,070,190
Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
  11/01/24 .......................................................................................       9,000,000         9,497,250
  11/01/25 .......................................................................................      12,000,000        12,678,240
  11/01/26 .......................................................................................      14,250,000        15,055,410
Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 ..................       8,075,000         8,088,081
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 .............................       4,605,000         5,450,570
Dutchess County IDA Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 ...............      16,000,000        17,017,920
Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
  5.00%, 9/01/21 .................................................................................       2,835,000         2,989,196
  5.125%, 9/01/31 ................................................................................       5,045,000         5,321,920
Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
  10/01/30 .......................................................................................       3,000,000         3,115,140
  10/01/35 .......................................................................................       1,500,000         1,550,775
Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 .....................................         675,000           680,657
Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%, 10/01/35 ...................      25,000,000        28,287,500
Long Island Power Authority Electric System Revenue,
  General, Refunding, Series A, FSA Insured, 5.00%, 12/01/18 .....................................      10,000,000        10,298,000
  General, Refunding, Series A, FSA Insured, 5.125%, 12/01/22 ....................................      19,040,000        19,637,285
  General, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26 ................................       5,000,000         5,192,950
  General, Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 .................................       9,170,000         9,504,705
  General, Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 .................................      15,060,000        15,766,766
  General, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/26 .................................       9,000,000         9,347,310
  General, Series A, Pre-Refunded, 5.75%, 12/01/24 ...............................................      15,000,000        15,703,950
  General, Series B, 5.00%, 12/01/35 .............................................................       5,000,000         5,199,000
  General, Series C, 5.00%, 9/01/35 ..............................................................      16,000,000        16,650,720
  Series A, AMBAC Insured, 5.00%, 9/01/29 ........................................................      24,000,000        25,191,360
  Series A, AMBAC Insured, 5.00%, 9/01/34 ........................................................      20,670,000        21,582,374
Madison County IDA Civic Facility Revenue, Colgate University Project, Series B,
 5.00%, 7/01/33 ..................................................................................       2,000,000         2,072,300


                                          Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

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                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
Middleburg Central School District GO, FGIC Insured,
  4.60%, 8/15/17 .................................................................................    $  1,045,000    $    1,081,993
  4.625%, 8/15/18 ................................................................................       1,155,000         1,194,790
  4.625%, 8/15/19 ................................................................................       1,210,000         1,249,882
  4.75%, 8/15/20 .................................................................................       1,270,000         1,315,720
  4.75%, 8/15/21 .................................................................................       1,330,000         1,375,912
Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ...............       1,285,000         1,298,377
Monroe County Water Authority Water Revenue,
  5.15%, 8/01/22 .................................................................................       1,000,000         1,058,020
  5.25%, 8/01/36 .................................................................................       2,250,000         2,378,115
Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
 Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
  7/01/29 ........................................................................................       5,710,000         5,965,009
  7/01/34 ........................................................................................       3,000,000         3,129,930
MTA Commuter Facilities Revenue,
  Series 8, Pre-Refunded, 5.50%, 7/01/21 .........................................................       5,000,000         5,547,350
  Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ...........................................       8,655,000         9,293,133
  Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ..........................................      10,000,000        10,414,400
  Series A, Pre-Refunded, 6.00%, 7/01/24 .........................................................       5,575,000         5,942,671
  Series A, Pre-Refunded, 5.25%, 7/01/28 .........................................................      18,300,000        19,649,259
  Series A, Pre-Refunded, 6.125%, 7/01/29 ........................................................       9,625,000        10,291,820
  Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ........................................      19,100,000        20,042,012
  Series R, Pre-Refunded, 5.50%, 7/01/17 .........................................................       2,000,000         2,254,240
MTA Dedicated Tax Fund Revenue,
  Refunding, Series A, 5.00%, 11/15/30 ...........................................................      25,000,000        25,858,500
  Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ...........................................      27,260,000        29,489,323
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 ..........................................      39,685,000        42,350,641
  Series A, FSA Insured, 5.00%, 11/15/28 .........................................................      41,575,000        43,507,822
  Series A, FSA Insured, 5.00%, 11/15/32 .........................................................      71,685,000        74,739,498
  Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ............................................      25,800,000        28,120,710
  Series A, MBIA Insured, 5.00%, 11/15/35 ........................................................      45,430,000        47,875,497
  Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ...........................................      20,500,000        21,817,125
MTA Revenue,
  Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 .............................................      22,010,000        23,057,676
  Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 .............................................      34,000,000        36,308,600
  Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ..............................................      68,130,000        70,844,299
  Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ............................................      15,000,000        15,832,350
  Refunding, Series E, 5.25%, 11/15/31 ...........................................................      15,000,000        15,824,850
  Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ............................................       5,000,000         5,277,450
  Series A, FGIC Insured, 5.00%, 11/15/32 ........................................................      10,355,000        10,792,188
  Series B, 5.25%, 11/15/32 ......................................................................      28,720,000        30,481,685
  Transportation, Series A, 5.00%, 11/15/35 ......................................................      10,000,000        10,429,400
  Transportation, Series F, 5.00%, 11/15/35 ......................................................      11,000,000        11,434,830
MTA Service Contract Revenue,
  Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 .........................................       7,500,000         6,498,075
  Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 .........................................       7,590,000         6,324,747
  Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 .........................................       2,065,000         1,584,702
  Refunding, Series A, 5.125%, 1/01/29 ...........................................................       6,000,000         6,286,680


4 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
MTA Service Contract Revenue, (continued)
  Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 .............................................    $ 50,000,000    $   53,133,500
  Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 ..............................................      12,760,000        13,348,491
  Series B, 5.375%, 1/01/30 ......................................................................      50,000,000        53,241,000
  Series B, MBIA Insured, 5.00%, 1/01/31 .........................................................      22,290,000        23,165,774
  Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ..........................................      13,125,000        11,829,562
  Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ..........................................       9,000,000         7,797,690
  Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ..........................................      15,380,000        12,305,077
  Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ..........................................       7,935,000         6,089,398
MTA Transit Facilities Revenue, Series A,
  MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 ....................................................       8,000,000         8,252,320
  Pre-Refunded, 5.50%, 7/01/22 ...................................................................      16,170,000        16,810,332
  Pre-Refunded, 6.00%, 7/01/24 ...................................................................       7,000,000         7,461,650
  Pre-Refunded, 5.625%, 7/01/27 ..................................................................      14,440,000        15,043,303
  Pre-Refunded, 6.125%, 7/01/29 ..................................................................      11,595,000        12,398,302
Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A,
 Pre-Refunded, 6.50%, 7/15/27 ....................................................................      15,000,000        16,318,950
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 Pre-Refunded, 5.75%, 8/01/29 ....................................................................      36,040,000        38,837,425
New York City GO,
  Citysavers, Series B, zero cpn., 8/01/09 .......................................................       8,875,000         7,915,612
  Citysavers, Series B, zero cpn., 8/01/10 .......................................................       2,690,000         2,299,466
  Citysavers, Series B, zero cpn., 6/01/12 .......................................................       1,030,000           872,369
  Citysavers, Series B, zero cpn., 12/01/12 ......................................................       1,030,000           851,820
  Citysavers, Series B, zero cpn., 6/01/13 .......................................................       1,030,000           834,650
  Citysavers, Series B, zero cpn., 12/01/13 ......................................................       1,030,000           815,008
  Citysavers, Series B, zero cpn., 6/01/14 .......................................................       1,030,000           799,136
  Citysavers, Series B, zero cpn., 12/01/14 ......................................................       1,030,000           780,586
  Citysavers, Series B, zero cpn., 6/01/15 .......................................................       1,030,000           761,582
  Citysavers, Series B, zero cpn., 12/01/15 ......................................................       1,030,000           743,423
  Citysavers, Series B, zero cpn., 6/01/16 .......................................................       1,030,000           726,181
  Citysavers, Series B, zero cpn., 12/01/16 ......................................................       1,030,000           709,196
  Citysavers, Series B, zero cpn., 6/01/17 .......................................................       1,030,000           692,469
  Citysavers, Series B, zero cpn., 12/01/17 ......................................................       1,030,000           676,010
  Citysavers, Series B, zero cpn., 6/01/18 .......................................................       1,030,000           659,808
  Citysavers, Series B, zero cpn., 12/01/18 ......................................................       1,005,000           629,753
  Citysavers, Series B, zero cpn., 6/01/19 .......................................................       1,030,000           628,990
  Citysavers, Series B, zero cpn., 12/01/19 ......................................................       1,030,000           615,178
  Citysavers, Series B, zero cpn., 6/01/20 .......................................................      10,000,000         5,419,300
  Fiscal 2003, Series I, 5.00%, 3/01/29 ..........................................................      10,000,000        10,341,000
  Fiscal 2003, Series I, 5.00%, 3/01/30 ..........................................................      14,785,000        15,280,741
  Pre-Refunded, 5.50%, 5/15/24 ...................................................................       8,920,000         9,581,864
  Refunding, 5.50%, 5/15/24 ......................................................................       1,080,000         1,153,170
  Refunding, Series H, 6.125%, 8/01/25 ...........................................................         285,000           293,775
  Series A, FSA Insured, 6.00%, 5/15/30 ..........................................................       1,095,000         1,185,918
  Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 ............................................       5,155,000         5,635,240
  Series B, 7.00%, 2/01/18 .......................................................................          25,000            25,035
  Series C, 7.00%, 2/01/12 .......................................................................         705,000           714,017


                                          Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

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                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City GO, (continued)
  Series C, FSA Insured, 5.125%, 3/15/25 .........................................................    $  6,500,000    $    6,832,865
  Series D, 8.00%, 8/01/17 .......................................................................           5,000             5,085
  Series D, 7.50%, 2/01/18 .......................................................................           5,000             5,008
  Series D, 5.125%, 8/01/19 ......................................................................       1,985,000         2,081,153
  Series D, 5.25%, 8/01/21 .......................................................................      10,205,000        10,428,796
  Series D, 5.25%, 10/15/23 ......................................................................       5,000,000         5,319,550
  Series D, 5.50%, 6/01/24 .......................................................................      23,945,000        25,806,245
  Series D, 5.00%, 10/15/29 ......................................................................       5,000,000         5,184,300
  Series D, 5.00%, 11/01/34 ......................................................................       5,000,000         5,189,500
  Series D, FGIC Insured, 5.25%, 8/01/21 .........................................................       5,355,000         5,483,466
  Series D, Pre-Refunded, 5.25%, 8/01/21 .........................................................       4,295,000         4,400,743
  Series F, 5.875%, 8/01/24 ......................................................................         620,000           630,205
  Series F, 5.30%, 1/15/26 .......................................................................      45,000,000        47,734,650
  Series G, Pre-Refunded, 6.00%, 10/15/26 ........................................................       9,900,000        10,261,647
  Series H, 7.20%, 2/01/15 .......................................................................           5,000             5,007
  Series H, FSA Insured, 5.375%, 8/01/27 .........................................................       8,510,000         8,805,637
  Series H, MBIA Insured, 5.125%, 8/01/25 ........................................................       3,885,000         4,016,119
  Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 ..........................................         115,000           119,484
  Series H, Pre-Refunded, 6.125%, 8/01/25 ........................................................       4,715,000         4,867,436
  Series I, Pre-Refunded, 6.25%, 4/15/27 .........................................................       9,500,000         9,748,520
  Series M, 5.00%, 4/01/35 .......................................................................      10,000,000        10,388,000
New York City IDA Civic Facility Revenue,
  College of New Rochelle Project, 5.80%, 9/01/26 ................................................       1,500,000         1,556,925
  Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 .......................      12,820,000        13,428,950
  Institute of International Education Inc. Project, 5.25%, 9/01/21 ..............................       1,530,000         1,620,637
  Institute of International Education Inc. Project, 5.25%, 9/01/31 ..............................       5,235,000         5,503,974
  New York University Project, AMBAC Insured, 5.00%, 7/01/31 .....................................      18,000,000        18,637,200
  Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ...........................       3,925,000         4,032,780
New York City Municipal Finance Authority Revenue, Series D, FSA Insured, 5.00%, 6/15/38 .........      59,000,000        61,975,370
New York City Municipal Finance Authority Water and Sewer System Revenue,
  2002, Series B, 5.00%, 6/15/26 .................................................................      25,000,000        25,801,000
  Series B, 5.00%, 6/15/36 .......................................................................      25,000,000        26,200,000
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
  Fiscal, Refunding, Series C, 5.00%, 6/15/35 ....................................................      10,000,000        10,397,500
  Refunding, Series B, 6.10%, 6/15/31 ............................................................      11,005,000        12,030,886
  Refunding, Series B, 6.00%, 6/15/33 ............................................................       6,040,000         6,581,909
  Refunding, Series D, 5.00%, 6/15/37 ............................................................      14,865,000        15,474,465
  Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 .............................................      34,175,000        35,957,910
  Series A, FGIC Insured, 5.25%, 6/15/33 .........................................................       7,000,000         7,370,230
  Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 ...........................................      19,315,000        20,618,376
  Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ...........................................      11,655,000        12,365,139
  Series A, Pre-Refunded, 5.75%, 6/15/30 .........................................................      41,190,000        43,969,501
  Series B, FGIC Insured, 5.125%, 6/15/30 ........................................................      12,500,000        12,726,750
  Series B, MBIA Insured, Pre-Refunded, 5.50%, 6/15/27 ...........................................      32,620,000        33,430,281
  Series B, Pre-Refunded, 5.75%, 6/15/26 .........................................................      24,455,000        25,099,145
  Series B, Pre-Refunded, 6.10%, 6/15/31 .........................................................       3,995,000         4,388,148
  Series B, Pre-Refunded, 6.00%, 6/15/33 .........................................................      10,260,000        11,233,777


6| Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York City Transitional Finance Authority Revenue,
  Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ...............................    $    870,000    $      904,609
  Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .................         495,000           517,889
  Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ...............................          55,000            58,234
  Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 ...............................           5,000             5,166
  Future Tax Secured, 2005, Series A, Pre-Refunded, 5.125%, 8/15/21 ..............................       6,120,000         6,267,553
  Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 .............................................       2,695,000         2,764,962
  Future Tax Secured, 2005, Series B, Pre-Refunded, 5.00%, 5/01/26 ...............................         980,000         1,012,614
  Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 .............................................       3,710,000         3,825,307
  Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ...............................       5,515,000         5,839,282
  Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 ...............................       1,505,000         1,574,591
  Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 .........................       3,000,000         3,128,790
  Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ..........................      15,000,000        15,693,750
  Future Tax Secured, Series A, 5.25%, 5/01/31 ...................................................       2,585,000         2,726,425
  Future Tax Secured, Series A, 5.25%, 8/01/31 ...................................................      30,605,000        32,701,136
  Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 .....................................      15,805,000        16,367,342
  Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 .......................         260,000           275,798
  Future Tax Secured, Series A, Pre-Refunded, 5.125%, 8/15/21 ....................................       8,815,000         9,028,938
  Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ....................................      20,000,000        21,516,800
  Future Tax Secured, Series A, Pre-Refunded, 5.00%, 8/15/27 .....................................       6,915,000         7,077,018
  Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 .....................................      29,000,000        31,254,170
  Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 .....................................      24,420,000        26,163,343
  Future Tax Secured, Series B, 5.00%, 5/01/30 ...................................................       7,520,000         7,809,746
  Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ....................................      15,000,000        16,397,400
  Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ....................................      16,800,000        18,065,880
  Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 .....................................       4,430,000         4,690,484
  Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 .....................................         320,000           330,650
  Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 .....................................       8,655,000         9,055,207
  Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ....................................      13,660,000        14,689,281
  Future Tax Secured, Series D, 5.00%, 2/01/27 ...................................................      62,025,000        64,712,543
  Future Tax Secured, Series E, 5.00%, 2/01/25 ...................................................       5,000,000         5,228,050
  Future Tax Secured, Series E, 5.00%, 2/01/27 ...................................................      10,000,000        10,433,300
  Future Tax Secured, Series E, 5.00%, 2/01/33 ...................................................      18,035,000        18,703,738
  Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ...........................................       2,270,000         2,374,965
New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
 Pre-Refunded, 5.25%, 1/01/29 ....................................................................      79,840,000        84,786,886
New York City Trust Cultural Resources Revenue,
  Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ............................      15,500,000        16,330,645
  Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ....................................      10,500,000        10,968,090
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
  AMBAC Insured, 5.00%,
   11/15/35 ......................................................................................      33,130,000        34,770,929
   11/15/44 ......................................................................................      23,000,000        23,961,860
New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured, 5.25%,
 12/15/32 ........................................................................................       1,525,000         1,628,944
New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1,
 AMBAC Insured, 5.25%, 6/01/21 ...................................................................      18,000,000        19,305,000


                                          Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Commissioner of General Services Revenue, People of the State of New York,
  Certificate of Lease Assessment,
   5.70%, 3/01/29 ................................................................................    $ 64,102,268    $   66,481,103
   5.75%, 3/01/29 ................................................................................      33,984,221        35,285,137
New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ................................       6,830,000         7,136,189
New York State Dormitory Authority Lease Revenue,
  Court Facilities, Pre-Refunded, 6.00%, 5/15/39 .................................................      58,245,000        63,565,098
  Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 ......................................       4,000,000         4,388,760
  Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 ..............................................      12,650,000        13,198,251
  State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 ..............       2,000,000         2,169,420
  State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 ..............       7,700,000         8,216,978
  State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 ............................       5,500,000         5,879,885
  State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ................................       5,750,000         6,290,327
  State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 .................       1,365,000         1,435,611
  State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded,
   5.125%, 7/01/28 ...............................................................................       3,435,000         3,612,693
  State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
   5.50%, 7/01/19 ................................................................................       5,090,000         5,404,104
  State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
   5.50%, 7/01/29 ................................................................................       9,250,000         9,820,817
New York State Dormitory Authority Revenue,
  FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ....................................................      45,000,000        48,820,050
  Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ...............................       4,000,000         4,230,040
  Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ................................       5,500,000         5,704,435
  School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 .....................       9,500,000         9,887,695
  State University Educational Facilities, 5.125%, 5/15/21 .......................................      12,090,000        12,450,766
  State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 .........................       2,910,000         3,014,294
  Teachers College, MBIA Insured, 5.00%, 7/01/22 .................................................       2,885,000         3,022,615
  Teachers College, MBIA Insured, 5.00%, 7/01/32 .................................................       6,000,000         6,254,640
  Upstate Community Colleges, Series A, 5.00%, 7/01/27 ...........................................       3,720,000         3,870,586
  Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 .............................       7,365,000         7,889,241
New York State Dormitory Authority Revenues,
  Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ..............................................       4,730,000         4,904,395
  City University System Consolidated, Fourth General, Series A, FGIC Insured, Pre-Refunded,
   5.25%, 7/01/30 ................................................................................      20,705,000        21,958,481
  City University System Consolidated, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31 ............      12,000,000        12,857,280
  City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 ................       5,000,000         5,215,100
  City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded,
   5.375%, 7/01/24 ...............................................................................      14,300,000        14,915,186
  City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded,
   5.125%, 7/01/27 ...............................................................................       6,680,000         6,946,064
  City University System Consolidated, Series C, 7.50%, 7/01/10 ..................................      10,665,000        11,500,603
  City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 .............................       1,500,000         1,580,895
  City University System Consolidated, Third General, Series 1, FSA Insured,
   Pre-Refunded, 5.50%, 7/01/29 ..................................................................      38,375,000        40,743,121
  City University System Consolidated, Third, Refunding, Series 1, FGIC Insured,
   5.25%, 7/01/25 ................................................................................       4,100,000         4,282,122


8 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
  Concord Nursing Home Inc., 6.50%, 7/01/29 ......................................................    $  2,500,000    $    2,711,975
  Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.00%, 7/01/29 ............       9,700,000        10,205,467
  Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.125%, 7/01/34 ...........      15,000,000        15,926,100
  Fordham University, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 .................................       4,510,000         4,670,376
  Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ....................................         490,000           507,954
  Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 .................       5,000,000         5,271,300
  Ithaca College, AMBAC Insured, Pre-Refunded, 5.25%, 7/01/26 ....................................       2,000,000         2,066,800
  Long Island University, Refunding, Radian Insured, 5.125%, 9/01/23 .............................       1,800,000         1,872,558
  Long Island University, Refunding, Radian Insured, 5.25%, 9/01/28 ..............................       1,500,000         1,571,550
  Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 .................................      35,000,000        36,297,100
  Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%, 2/15/30 .........       5,000,000         5,252,700
  Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%, 8/15/31 ..........       4,160,000         4,370,038
  Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
   6.00%, 2/15/25 ................................................................................       5,460,000         5,891,504
  Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
   6.00%, 2/15/30 ................................................................................       4,300,000         4,639,829
  Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
   5.25%, 8/15/31 ................................................................................       3,975,000         4,265,692
  Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
   5.50%, 2/15/21 ................................................................................       1,015,000         1,087,573
  Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
   5.50%, 8/15/21 ................................................................................       2,065,000         2,212,648
  Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
   5.25%, 8/15/30 ................................................................................       4,460,000         4,738,170
  Mental Health Services Facilities Improvement, Series D, MBIA Insured, 5.00%, 8/15/17 ..........      22,985,000        23,700,983
  Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
   5.00%, 8/15/17 ................................................................................          15,000            15,559
  Mental Health Services, Series A, Pre-Refunded, 5.75%, 8/15/22 .................................       1,355,000         1,394,878
  Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .................................       9,070,000         9,336,930
  Mental Health, Pre-Refunded, 6.00%, 8/15/21 ....................................................       1,600,000         1,648,832
  Mental Health, Refunding, Series B, 5.75%, 8/15/12 .............................................       2,140,000         2,201,161
  Mental Health, Series B, Pre-Refunded, 5.75%, 8/15/12 ..........................................          25,000            25,730
  Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 ..............................................       6,000,000         6,293,340
  New School University, MBIA Insured, 5.00%, 7/01/31 ............................................       2,500,000         2,588,500
  New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ................................       4,900,000         5,171,607
  New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ...................................       3,500,000         3,631,635
  New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ...................................       5,000,000         5,177,000
  New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ....................................      15,200,000        15,909,536
  Non State Supported Debt, Cornell University, Series A, 5.00%, 7/01/31 .........................      10,000,000        10,555,300
  Non State Supported Debt, Cornell University, Series A, 5.00%, 7/01/35 .........................      10,500,000        11,048,625
  Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 .....................       2,435,000         2,557,602
  Non State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 .....................       3,125,000         3,249,438
  Non State Supported Debt, Fordham University, FGIC Insured, Pre-Refunded,
   5.00%, 7/01/27 ................................................................................       3,585,000         3,842,331
  Non State Supported Debt, Fordham University, FGIC Insured, Pre-Refunded,
   5.00%, 7/01/32 ................................................................................       4,610,000         4,940,906


                                          Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
  Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ...............    $  7,750,000    $    8,130,447
  Non State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 ...............       5,200,000         5,425,316
  Non State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 ..............      10,060,000        10,530,104
  Non State Supported Debt, School Districts Bond Financing, Refunding, Series C,
   MBIA Insured, 5.00%, 4/01/35 ..................................................................       7,525,000         7,877,019
  Non State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
   5.00%, 10/01/34 ...............................................................................       5,000,000         5,264,250
  North Shore L.I. Jewish Group, 5.50%, 5/01/33 ..................................................       2,500,000         2,661,425
  Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 ............................       4,010,000         4,167,633
  Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ..................................       8,435,000         8,801,416
  Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ......................................       1,890,000         1,938,592
  Pace University, MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ....................................       2,000,000         2,074,800
  Rockefeller University, Series A1, 5.00%, 7/01/32 ..............................................      11,500,000        11,957,930
  Second Hospital, Interfaith Medical Center, Series D, 5.40%, 2/15/28 ...........................      14,000,000        14,448,000
  Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ................................       6,500,000         6,700,590
  Skidmore College, FGIC Insured, 5.00%, 7/01/33 .................................................       6,565,000         6,907,102
  St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ...................................       1,000,000         1,052,880
  St. John's University, Refunding, MBIA Insured, 5.25%, 7/01/25 .................................       5,770,000         5,972,412
  St. John's University, Refunding, Series A, MBIA Insured, 5.25%, 7/01/25 .......................       5,310,000         5,670,814
  State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 ............................       1,725,000         1,813,303
  State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 .......................       9,500,000        10,181,245
  Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 .............................       7,690,000         7,994,755
  Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 6.00%, 8/15/21 ...............         160,000           164,883
  Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%, 2/15/28 ...............       1,505,000         1,621,081
  Supported Debt, Mental Health Services Facilities Improvement, Series B, MBIA Insured,
   Pre-Refunded, 5.25%, 8/15/31 ..................................................................       1,865,000         2,005,752
  Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ....................          85,000            87,391
  Supported Debt, Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .................         215,000           221,327
  Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 .................          95,000           101,744
  Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 .................          80,000            85,546
  Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
   6.00%, 2/15/25 ................................................................................         545,000           588,071
  Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
   6.00%, 2/15/30 ................................................................................         485,000           523,330
  Supported Debt, Mental Health, Series A, 5.75%, 8/15/22 ........................................          25,000            25,703
  Supported Debt, Mental Health, Series A, Pre-Refunded, 5.75%, 8/15/22 ..........................          10,000            10,294
  Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 ........................................          25,000            25,736
  Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 2/15/21 ...........................          25,000            26,504
  Supported Debt, Mental Health, Series D, FSA Insured, 5.50%, 8/15/21 ...........................          45,000            47,707
  Supported Debt, Mental Health, Series D, FSA Insured, 5.25%, 8/15/30 ...........................         375,000           394,163
  Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 2/15/21 .............          95,000           101,793
  Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%, 8/15/21 .............         205,000           219,658
  Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%, 8/15/30 .............         165,000           175,291
  Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%, 5/15/17 ..........         420,000           434,200
  Supported Debt, State University Educational Facilities, Refunding, 5.00%, 5/15/17 .............       3,180,000         3,274,255
  Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/19 ................       4,610,000         4,775,222
  Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28 ................      16,360,000        16,818,407


10 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Dormitory Authority Revenues, (continued)
  Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/19 .............    $  2,620,000    $    2,746,834
  Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/28 .............       9,315,000         9,765,939
  The Highlands Living, FHA Insured, 6.60%, 2/01/34 ..............................................       3,170,000         3,173,804
  Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 .............................       7,000,000         7,275,800
  Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ............................      11,845,000        12,323,538
  W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ...........................................       6,800,000         6,975,100
  Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 .............................................      13,260,000        14,169,769
  Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 .............................................      23,510,000        24,961,507
New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series A,
  5.00%, 3/15/36 .................................................................................       7,395,000         7,784,199
  AMBAC Insured, 5.00%, 3/15/34 ..................................................................      10,325,000        10,843,728
New York State Energy Research and Development Authority PCR, Niagara Mohawk
 Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ..............................      20,000,000        20,921,000
New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14 ........       1,190,000         1,191,333
New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
  Revolving Funds,
   Pooled Financing, Series B, 5.25%, 5/15/31 ....................................................       9,595,000        10,111,211
   Series C, 5.25%, 6/15/31 ......................................................................      37,600,000        39,655,592
New York State HFA Service Contract Obligation Revenue,
  Series A, 6.50%, 3/15/24 .......................................................................         330,000           330,399
  Series A, 6.50%, 3/15/25 .......................................................................         860,000           870,526
  Series A, 6.00%, 3/15/26 .......................................................................         970,000           991,136
  Series A, Pre-Refunded, 6.375%, 9/15/15 ........................................................       4,430,000         4,557,097
  Series A, Pre-Refunded, 6.00%, 3/15/26 .........................................................       5,000,000         5,102,900
  Series A-2003, 6.375%, 9/15/15 .................................................................          30,000            30,364
  Series C, 6.30%, 3/15/22 .......................................................................       1,950,000         1,952,184
  Series C, 5.50%, 3/15/25 .......................................................................      17,015,000        17,636,047
New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
  Series A,
   FGIC Insured, 5.00%, 9/15/34 ..................................................................       9,330,000         9,764,778
   Pre-Refunded, 5.125%, 9/15/28 .................................................................      12,425,000        13,465,469
   Pre-Refunded, 5.00%, 3/15/33 ..................................................................       7,000,000         7,535,780
New York State HFAR,
  Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ......................................       4,380,000         4,386,570
  Health Facilities of New York City, Refunding, Series A, 6.00%, 5/01/07 ........................      11,200,000        11,369,792
  Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 .......................       2,400,000         2,444,208
  Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ....................      20,645,000        21,082,468
  Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ...................      27,800,000        28,407,708
  MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 ..................................         495,000           497,341
  MFM Housing, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ..................................          75,000            75,360
  MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ........................................       2,280,000         2,294,911
  MFM, Refunding, Series C, FHA Insured, 6.50%, 8/15/24 ..........................................         640,000           642,797
  MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 .........................................       2,500,000         2,511,850
  MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ...................................................          90,000            90,432
New York State Local Government Assistance Corp. Revenue, Refunding, Series B, MBIA Insured,
 4.875%, 4/01/20 .................................................................................       4,080,000         4,194,648


                                         Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Medical Care Facilities Finance Agency Revenue,
  Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 .............    $ 10,235,000    $   10,448,400
  Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ...............................       7,200,000         7,208,568
  Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 ..............................       5,880,000         5,887,291
  Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ................................       2,200,000         2,223,782
  Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ...............................      13,200,000        13,346,520
  Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ........................       1,220,000         1,221,574
  Security Mortgage, 2006, Series A, 6.375%, 11/15/20 ............................................       7,090,000         7,196,208
  Series A, FHA Insured, 6.125%, 2/15/15 .........................................................         265,000           267,836
  Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 ...........................................         810,000           818,011
New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
  5.25%, 6/01/21 .................................................................................       5,110,000         5,449,406
  5.25%, 12/01/21 ................................................................................       8,025,000         8,558,020
  5.25%, 6/01/22 .................................................................................       3,400,000         3,617,600
  5.25%, 12/01/22 ................................................................................       5,000,000         5,320,000
  5.00%, 6/01/23 .................................................................................       5,925,000         6,157,912
  5.00%, 12/01/23 ................................................................................       3,000,000         3,117,930
New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
 AMBAC Insured, 5.25%, 5/15/31 ...................................................................       4,145,000         4,358,965
New York State Power Authority Revenue, Series A, 5.25%,
  11/15/30 .......................................................................................       2,000,000         2,108,900
  11/15/40 .......................................................................................       9,000,000         9,415,530
New York State Thruway Authority General Revenue,
   AMBAC Insured, 5.00%, 1/01/30 .................................................................      10,000,000        10,498,900
  Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 ..............................................       5,500,000         5,625,455
  Refunding, Series G, FSA Insured, 5.00%, 1/01/30 ...............................................      10,000,000        10,546,300
  Series D, Pre-Refunded, 5.25%, 1/01/21 .........................................................      41,675,000        42,313,044
  Series D, Pre-Refunded, 5.375%, 1/01/27 ........................................................      10,975,000        11,255,850
New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
  Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 .............................................      20,000,000        21,050,400
  Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 .............................................      18,835,000        19,785,791
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 ...........................................       9,000,000         9,406,530
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/20 ...........................................       2,500,000         2,670,700
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/21 ...........................................       2,500,000         2,670,700
  Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 .........................................       2,000,000         2,164,580
  Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 .........................................       2,000,000         2,164,580
New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
 Series A, 5.00%, 3/15/22 ........................................................................      14,270,000        14,899,022
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
  AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ...................................................      10,555,000        11,291,950
  Pre-Refunded, 5.75%, 4/01/19 ...................................................................      30,000,000        31,903,200
New York State Urban Development Corp. Revenue,
  Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/16 ........................       3,000,000         3,079,860
  Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 ........................      10,000,000        10,266,200
  Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 ...............      14,000,000        14,535,220
  Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 ...............      21,055,000        21,936,362


12 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York State Urban Development Corp. Revenue, (continued)
   Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
    6.00%, 1/01/29 ...............................................................................    $ 34,135,000    $   36,317,592
   Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded,
    5.25%, 1/01/30 ...............................................................................      10,000,000        10,666,500
   Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 ............................      12,000,000        12,458,760
   FGIC Insured, 5.00%, 3/15/29 ..................................................................       7,000,000         7,348,810
   Personal Income Tax, Series C-1, FGIC Insured, Pre-Refunded, 5.00%, 3/15/28 ...................       4,900,000         5,275,046
   Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 .................................       3,225,000         3,471,841
   Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 .................      20,000,000        21,619,000
   State Personal Income Tax, Series B Empire State, MBIA Insured, Pre-Refunded,
    5.00%, 3/15/33 ...............................................................................      11,010,000        11,852,705
   State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%, 3/15/29 ...............       9,000,000         9,753,660
Niagara Falls City School District COP, High School Facility, Pre-Refunded, 5.375%, 6/15/28 ......       5,000,000         5,197,900
Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 .............       9,000,000         9,375,750
Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
 Refunding, MBIA Insured, zero cpn., 4/01/30 .....................................................      21,170,000         5,851,176
Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A, Pre-Refunded,
 5.50%, 7/01/19 ..................................................................................       3,400,000         3,600,396
Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue,
   Rensselaer County Nursing Home,
    Series A, 6.90%, 6/01/24 .....................................................................       9,495,000         9,544,849
    Series B, 6.90%, 6/01/24 .....................................................................       3,175,000         3,191,669
Sachem Central School District Holbrook GO, Series B, MBIA Insured, 5.00%,
   10/15/27 ......................................................................................       3,885,000         4,081,426
   10/15/28 ......................................................................................       2,000,000         2,098,620
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
   10/15/29 ......................................................................................      22,500,000        23,725,125
   10/15/32 ......................................................................................     104,975,000       110,322,426
St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
 5.50%, 7/01/29 ..................................................................................       6,000,000         6,297,540
Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
 AMBAC Insured, 5.00%, 4/15/16 ...................................................................       2,720,000         2,856,925
Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
   5.25%, 1/01/16 ................................................................................       4,000,000         3,630,720
   5.375%, 1/01/23 ...............................................................................       4,760,000         4,096,980
Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 ...........       7,510,000         8,163,295
Triborough Bridge and Tunnel Authority Revenues,
   Convention Center Project, Series E, zero cpn., 1/01/12 .......................................      21,625,000        17,362,496
   General Purpose, Refunding, Series A, 5.00%, 1/01/27 ..........................................      34,500,000        35,851,365
   General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ............................       3,770,000         3,917,671
   General Purpose, Refunding, Series B, 5.125%, 11/15/29 ........................................      17,175,000        18,070,504
   General Purpose, Refunding, Series B, 5.00%, 11/15/32 .........................................      10,000,000        10,337,900
   General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ...........................      10,000,000        10,515,100
   General Purpose, Series A, 5.00%, 1/01/32 .....................................................       6,110,000         6,290,550
   General Purpose, Series A, FGIC Insured, Pre-Refunded, 5.00%, 1/01/32 .........................      12,245,000        13,055,374
   General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 .........................      20,230,000        21,568,821
   General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ......................................      24,310,000        26,064,696


                                         Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
Triborough Bridge and Tunnel Authority Revenues, (continued)
   General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 .......................................    $ 34,340,000    $   36,612,621
   General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 .........................       4,110,000         4,650,383
   General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 .......................................      15,000,000        16,972,200
   General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 .......................................      32,185,000        36,899,137
   General, Series A, 5.00%, 11/15/35 ............................................................       9,155,000         9,609,363
   Refunding, MBIA Insured, 5.00%, 11/15/26 ......................................................      10,000,000        10,487,200
   Refunding, MBIA Insured, 5.00%, 11/15/32 ......................................................      22,875,000        23,900,257
   Series A, FGIC Insured, 5.00%, 1/01/32 ........................................................       1,970,000         2,047,165
   sub. bond, AMBAC Insured, 5.00%, 11/15/28 .....................................................      15,000,000        15,765,900
TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1,
   Pre-Refunded, 6.25%,
    7/15/27 ......................................................................................      35,000,000        37,842,000
    7/15/34 ......................................................................................      40,000,000        43,248,000
United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
   7/01/23 .......................................................................................       2,500,000         2,546,400
   7/01/25 .......................................................................................       2,000,000         2,037,380
Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute,
   5.40%, 7/15/30 ................................................................................       1,000,000         1,069,310
   Series A, 5.50%, 7/15/29 ......................................................................       9,915,000        10,528,342
Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%, 12/01/27 .........       8,115,000         8,567,817
Westchester Tobacco Asset Securitization Corp. Revenue,
   Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ............................................      15,000,000        16,823,550
   Refunding, 5.00%, 6/01/26 .....................................................................       2,000,000         2,005,460
   Refunding, 5.125%, 6/01/38 ....................................................................       7,000,000         7,036,190
Yonkers GO,
   Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 .............................................       7,710,000         8,117,088
   Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 .............................................      17,130,000        17,956,865
   Series A, AMBAC Insured, 5.00%, 9/01/31 .......................................................       8,740,000         9,232,412
                                                                                                                      --------------
                                                                                                                       4,778,550,102
                                                                                                                      --------------

U. S. TERRITORIES 0.8%
PUERTO RICO 0.7%
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
   5.00%, 7/01/36 ................................................................................       4,000,000         4,099,600
   5.50%, 7/01/36 ................................................................................      10,000,000        10,819,000
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
 Refunding, Series A, 5.00%, 7/01/38 .............................................................      12,000,000        12,140,400
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
 MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ......................................................       4,000,000         4,255,040
                                                                                                                      --------------
                                                                                                                          31,314,040
                                                                                                                      --------------


14 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U. S. TERRITORIES (CONTINUED)
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ....................................................................................    $  2,500,000    $    2,592,175
     10/01/18 ....................................................................................       2,500,000         2,589,150
                                                                                                                      --------------
                                                                                                                           5,181,325
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $4,532,647,426) ..............................................                     4,815,045,467
                                                                                                                      --------------

  SHORT TERM INVESTMENTS 0.2%
  MUNICIPAL BONDS 0.2%
  NEW YORK 0.2%
a Jay Street Development Corp. Courts Facility Lease Revenue,
     Jay Street Project, Series A, Daily VRDN and Put, 3.35%, 5/01/22 ............................       4,300,000         4,300,000
     New York City Jay Street Project, Series A-4, Daily VRDN and Put, 3.35%, 5/01/22 ............       1,200,000         1,200,000
a Long Island Power Authority Electric System Revenue,
     Sub Series 2, Daily VRDN and Put, 3.35%, 5/01/33 ............................................         400,000           400,000
     Sub Series 3B, Daily VRDN and Put, 3.56%, 5/01/33 ...........................................       5,000,000         5,000,000
                                                                                                                      --------------
 TOTAL SHORT TERM INVESTMENTS (COST $10,900,000) .................................................                        10,900,000
                                                                                                                      --------------
 TOTAL INVESTMENTS (COST $4,543,547,426) 98.8% ...................................................                     4,825,945,467
 OTHER ASSETS, LESS LIABILITIES 1.2% .............................................................                        58,050,634
                                                                                                                      --------------
 NET ASSETS 100.0% ...............................................................................                    $4,883,996,101
                                                                                                                      ==============

See Selected Portfolio Abbreviations on Page 16.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 15

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2006 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority/Agency Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority/Agency Revenue
MBIA  - Municipal Bond Investors Assurance Corp.
MFM   - Multi-Family Mortgage
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
XLCA  - XL Capital Assurance


16 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Income Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (the Fund).

1. INCOME TAXES

At August 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................   $4,541,883,529
                                                              ==============

Unrealized appreciation ...................................   $  290,531,295
Unrealized depreciation ...................................       (6,469,357)
                                                              --------------
Net unrealized appreciation (depreciation) ................   $  284,061,938
                                                              ==============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 17


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 26, 2006



                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 26, 2006


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

October 26, 2006


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer